Financial Liabilities at Amortised Cost (Details) - Schedule of Mortgage Fnance Bonds - Mortgage Bonds [Member] - CLP ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Financial Liabilities at Amortised Cost (Details) - Schedule of Mortgage Fnance Bonds [Line Items]
Total Mortgage bonds	$ 74,431	$ 81,623
Due within 1 year [Member]
Financial Liabilities at Amortised Cost (Details) - Schedule of Mortgage Fnance Bonds [Line Items]
Total Mortgage bonds		7,108
Due After 1 Year But Within 2 Years [Member]
Financial Liabilities at Amortised Cost (Details) - Schedule of Mortgage Fnance Bonds [Line Items]
Total Mortgage bonds	13,997	11,411
Due after 2 year but within 3 years [Member]
Financial Liabilities at Amortised Cost (Details) - Schedule of Mortgage Fnance Bonds [Line Items]
Total Mortgage bonds	14,398	11,779
Due after 3 year but within 4 years [Member]
Financial Liabilities at Amortised Cost (Details) - Schedule of Mortgage Fnance Bonds [Line Items]
Total Mortgage bonds	14,812	12,159
Due after 4 year but within 5 years [Member]
Financial Liabilities at Amortised Cost (Details) - Schedule of Mortgage Fnance Bonds [Line Items]
Total Mortgage bonds	15,240	12,551
Due after 5 years [Member]
Financial Liabilities at Amortised Cost (Details) - Schedule of Mortgage Fnance Bonds [Line Items]
Total Mortgage bonds	$ 15,984	$ 26,615